Financial Risk Management - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial Risk Management
Increase in floating rate	10
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 2,695,000	$ 4,083,000
Decrease in floating rate	10
Percentage of cash and cash equivalents to total assets	10.44%	10.04%
U.S. Dollar / Argentine Peso
Financial Risk Management
Increase in floating rate	10	3
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 48,470,000	$ 17,639,000
Euro / Armenian dram
Financial Risk Management
Increase in floating rate	1
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 3,500	$ 46,400
Euro / Argentine Peso
Financial Risk Management
Increase in floating rate	10	3
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 283,100	$ 34,500
U.S. dollar / Armenian dram
Financial Risk Management
Increase in floating rate	1
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 478,400	$ 148,500